UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    February 9, 2007


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		142,802



List of Other Included Managers:

NONE
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

				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp	COM	01446u-10-3	326	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	300	5922	SH	Sole				5922
Alleghany Corp		COM	017175-10-0	3104	8536	SH	Sole				8536
Allergan		COM	018490-10-2	718	6000	SH	Sole				6000
Allstate Corp		COM	020002-10-1	336	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	244	2840	SH	Sole				2840
Anheuser Busch Cos Inc	COM	035229-10-3	5629	114419	SH	Sole				114419
Archstone Smith Tr Com	COM	039583-10-9	897	15405	SH	Sole				15405
ADP Inc			COM	053015-10-3	1902	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	494	9257	SH	Sole				9257
BB&T Corp		COM	054937-10-7	271	6158	SH	Sole				6158
Beckman Coulter		COM	075811-10-9	250	4184	SH	Sole				4184
Bell South Corp		COM	079860-10-2	425	9017	SH	Sole				9017
Berkshire Hathaway Cl A	COM	084670-10-8	770	7	SH	Sole				7
Berkshire Hathaway Cl B	COM	084670-20-7	11489	3134	SH	Sole				3134
Citigroup Inc		COM	172967-10-1	1299	23326	SH	Sole				23326
Columbia Equity Tr Inc	COM	197627-10-2	788	41225	SH	Sole				41225
Dell Computer Corp Com	COM	24702r-10-1	5042	200950	SH	Sole				200950
Dover Motorsports Inc	COM	260174-10-7	555	104588	SH	Sole				104588
Exxon Mobil Corp	COM	30231g-10-2	3209	41871	SH	Sole				41871
Farmer Bros Corp	COM	307675-10-8	1910	89478	SH	Sole				89478
Farmers & Merchants Bk 	COM	308243-10-4	419	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1841	881	SH	Sole				881
General Electric Corp	COM	39604-10-3	715	19204	SH	Sole				19204
Genuine Parts Co Com	COM	372460-10-5	3653	77017	SH	Sole				77017
Gladstone Capital Corp 	COM	376535-10-0	2979	124856	SH	Sole				124856
Glaxo Holdings Plc	COM	37733w-10-5	2579	48878	SH	Sole				48878
Hasbro Inc Com		COM	418056-10-7	5232	191982	SH	Sole				191982
Home Depot Inc Com	COM	437076-10-2	5452	135747	SH	Sole				135747
IHOP Corp Com		COM	449623-10-7	655	12436	SH	Sole				12436
Internatl Speedway Cl A	COM	460335-20-1	3680	72103	SH	Sole				72103
J P Morgan Chase And Co	COM	46625H-10-0	215	4457	SH	Sole				4457
Johnson & Johnson	COM	478160-10-4	1186	17960	SH	Sole				17960
Kaydon Corp Com		COM	486587-10-8	707	17783	SH	Sole				17783
Leucadia National Corp	COM	527288-10-4	3461	122718	SH	Sole				122718
Markel Corp Com		COM	570535-10-4	11540	24037	SH	Sole				24037
Marsh & McLennan Cos 	COM	571748-10-2	3837	125157	SH	Sole				125157
McClatchy Co Cl A	COM	579489-10-5	711	16415	SH	Sole				16415
Mercantile Bankshares	COM	587405-10-1	3017	64477	SH	Sole				64477
Mohawk Inds Inc Com	COM	608190-10-4	487	6500	SH	Sole				6500
Morgan Stanley & Co	COM	617446-44-8	378	4644	SH	Sole				4644
Nestle Sa-Adr Repstg	ADR	641069-40-6	727	8165	SH	Sole				8165
Norfolk Southern Corp	COM	655844-10-8	4014	79826	SH	Sole				79826
Paychex Inc		COM	704326-10-7	531	13438	SH	Sole				13438
Plum Creek Timber Dep	COM	729251-10-8	2513	63053	SH	Sole				63053
Progressive Corp Ohio	COM	743315-10-3	4025	166200	SH	Sole				166200
Provident Finl Svcs Inc	COM	74386T-10-5	796	43893	SH	Sole				43893
Royal Dutch Shell Cl A	COM	780257-80-4	1073	15164	SH	Sole				15164
Royce Value Trust Inc	COM	780910-10-5	729	32840	SH	Sole				32840
Sandy Spring Bancorp 	COM	800363-10-3	2025	53036	SH	Sole				53036
Source Capital Inc	COM	836144-10-5	231	3412	SH	Sole				3412
SPDR Tr Unit Ser 1	COM	78462f-10-3	669	4726	SH	Sole				4726
St Joe Corporation	COM	790148-10-0	491	9173	SH	Sole				9173
Suntrust Bks Inc Com	COM	867914-10-3	242	2867	SH	Sole				2867
Tyco Intl Ltd New Com	COM	902124-10-6	5171	170104	SH	Sole				170104
UST Inc.		COM	902911-10-6	487	8360	SH	Sole				8360
V F Corp Com		COM	918204-10-8	4830	58845	SH	Sole				58845
Verizon Communications 	COM	92343v-10-4	347	9305	SH	Sole				9305
Wachovia Corp 2nd New 	COM	929903-10-2	234	4103	SH	Sole				4103
Wal Mart Stores Inc Com	COM	931142-10-3	5532	119796	SH	Sole				119796
Walt Disney Holding Co	COM	254687-10-6	5457	159236	SH	Sole				159236
Washington Mutual Ins.	COM	939322-10-3	2917	64114	SH	Sole				64114
Washington Post Co Cl B	COM	939640-10-8	4691	6291	SH	Sole				6291
Washington Rl Estate Tr	COM	939653-10-1	314	7838	SH	Sole				7838
Wells Fargo & Co (new)	COM	949746-10-1	1616	45440	SH	Sole				45440
Wyeth			COM	983024-10-0	438	8600	SH	Sole				8600

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